Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Reporting_Unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 27, 2019 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Reporting units for goodwill impairment testing | Reporting_Unit	3
Goodwill	$ 3,325,500,000	$ 3,370,000,000.0	$ 3,215,600,000	$ 3,283,200,000
Impairment loss	0	0	0
Total intangible amortization expense	91,000,000	$ 82,000,000	$ 83,000,000
Future amortization expense, year one	91,000,000
Future amortization expense, year two	87,000,000
Future amortization expense, year three	82,000,000
Future amortization expense, year four	82,000,000
Future amortization expense, year five	78,000,000
Minimum
Indefinite-lived Intangible Assets [Line Items]
Goodwill	613,000,000
Maximum
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 1,400,000,000